Installment Loans (Composition of Installment Loans By Domicile and Type of Borrower) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 3,958,814	¥ 3,905,026
Equity method investees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		251,929	27,424
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	[1]	19,973	12,255
Japan | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,929,247	2,151,188
Japan | Consumer borrowers | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,851,214	1,949,865
Japan | Consumer borrowers | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		72,353	171,635
Japan | Consumer borrowers | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		5,680	29,688
Japan | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		667,616	586,678
Japan | Corporate borrowers | Real estate companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		334,506	296,228
Japan | Corporate borrowers | Non-recourse loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		145,286	124,499
Japan | Corporate borrowers | Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		187,824	165,951
Overseas | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		143,662	150,148
Overseas | Consumer borrowers | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		96,247	107,094
Overseas | Consumer borrowers | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		47,415	43,054
Overseas | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		946,387	977,333
Overseas | Corporate borrowers | Real estate companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		190,630	277,839
Overseas | Corporate borrowers | Non-recourse loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		50,263	38,654
Overseas | Corporate borrowers | Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 705,494	¥ 660,840

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.